Commitments And Contingencies - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended		12 Months Ended			1 Months Ended
	Jul. 31, 2010	Mar. 31, 2010	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jan. 31, 2012	Jan. 31, 2014	Dec. 31, 2014	Apr. 17, 2009	Apr. 25, 2007
Commitments and Contingencies Disclosure [Line Items]
Operating lease rental expenses			$ 1,981	$ 1,763	$ 1,609
Minimum operating lease payment, 2015			1,977					1,977
Minimum operating lease payment, 2016			1,367					1,367
Minimum operating lease payment, 2017			662					662
Minimum operating lease payment, 2018			555					555
Minimum operating lease payment, 2019			183					183
Adversary proceeding pending on litigation filled by AASI creditor liquidating trust									854
Litigation settlement expenses		220
Percentage of total investment forfeited from FCI, TLi Inc. ("TLI"), OCI Materials Co., Ltd ("OCI")upon withdrew from the Pangyo Cooperative	10.00%
FCI
Commitments and Contingencies Disclosure [Line Items]
Restricted cash deposited			455	946				455
All American
Commitments and Contingencies Disclosure [Line Items]
Unpaid accounts receivable from distributor, filed for Chapter 11 bankruptcy protection										256
All American | First Distribution
Commitments and Contingencies Disclosure [Line Items]
Distribution claim received as beneficiary						21
All American | Second Distribution
Commitments and Contingencies Disclosure [Line Items]
Distribution claim received as beneficiary							36
All American | Third Distribution
Commitments and Contingencies Disclosure [Line Items]
Distribution claim received as beneficiary								$ 12